CAPITAL MANAGEMENT - Debt to equity ratio (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
CAPITAL MANAGEMENT
Total interest bearing debts		Rp 44,082		Rp 35,472
Less cash and cash equivalents	$ (1,212)	(17,435)	$ (1,747)	(25,145)	Rp (29,767)	Rp (28,117)
Net debt		26,647		10,327
Total equity attributable to owners of the parent company		Rp 98,739		Rp 92,467
Net debt-to-equity ratio (as a percent)	26.99%	26.99%	11.17%	11.17%